Property, Plant, and Equipment - Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Summary of Property, Plant And Equipment - net

	December 31,
	2023	2022
Cost
Construction in progress	$142,708	$331,500
Plant and buildings	392,503	326,908
Machinery and equipment	550,208	343,724
Motor vehicles	3,972	4,987
Office equipment and furniture	39,501	28,959
Leasehold improvements	320,297	215,477
Land	7,020	7,272
Total cost	$1,456,209	$1,258,827
Less: Accumulated depreciation
Plant and buildings	$51,538	$39,045
Machinery and equipment	218,740	146,299
Motor vehicles	2,603	2,263
Office equipment and furniture	18,094	9,709
Leasehold improvements	107,292	67,730
Total accumulated depreciation	$398,267	$265,046
Less: Impairment
Machinery and equipment	$51,331	$—
Office equipment and furniture	1,783	—
Leasehold improvements	21,902	—
Construction in progress	3,309	—
Total impairment	$78,325	$—
Property, plant and equipment, net	$979,617	$993,781